GRANT FUNDS RECEIVABLE (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 15, 2023	Oct. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Reimbursement of grant fund awarded amount	$ 21,900		$ 10,000	$ 2,800
Percentage of reimbursement grant funds receivable	10.00%
Proceeds from grant funds			7,300
Reimbursement of retention amount			700	300
Grant funds receivable			$ 2,700	$ 855	$ 345
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from grant funds		$ 2,000